SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	6 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Depreciation – property, plant and equipment	2,001,688	1,261,869	3,992,364	2,023,923
Depreciation – right-of-use assets	1,734,020	856,859	3,285,854	1,713,338
Amortization – intangible assets	1,825,651	620,444	3,196,798	985,165
	5,561,359	2,739,172	10,475,016	4,722,426

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Inventories	(30,623,348)	(11,227,342)	(38,210,464)	(37,982,858)
Accounts receivable	7,443,389	5,395,827	(17,952,562)	5,719,667
Prepaid expenses	537,926	(1,411,481)	(168,105)	(1,193,287)
Trade and other payables (1) (2)	29,696,755	4,673,997	40,169,468	10,141,807
	7,054,722	(2,568,999)	(16,161,663)	(23,314,671)
(1)For the three months ended June 30, 2023, the net change in trade and other payables excludes trade and other payables as at June 30, 2023 related to the following non-cash working capital items: $630,775 related to the additions of intangible assets and $13,541,507 related to the acquisition of property, plant and equipment and includes trade and other payables as at March 31, 2023 related to the additions of intangible assets of $665,590 and related to the acquisition of property, plant and equipment of $11,966,566.
For the six months ended June 30, 2023 the net change in trade and other payables excludes trade and other payables as at June 30, 2023 related to the following non-cash working capital items: $630,775 related to the additions of intangible assets and $13,541,507 related to the acquisition of property, plant and equipment and trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.
For the three months ended June 30, 2022, the net change in trade and other payables excludes trade and other payables as at June 30, 2022 related to the following non-cash working capital items: $1,420,738 related to the acquisition of intangible assets and $19,205,285 related to the acquisition of property, plant and equipment as at June 30, 2022, and includes trade and other payables as at March 31, 2022 related to the acquisition of intangible assets of $761,293 and related to the acquisition of property, plant and equipment of $7,922,816.
For the six months ended June 30, 2022, the net change in trade and other payables excludes trade and other payables as at June 30, 2022 related to the following non-cash working capital items: $1,420,738 related to the acquisition of intangible assets and $19,205,285 related to the acquisition of property, plant and equipment as at June 30, 2022, and includes trade and other payables as at December 31, 2021 related to the acquisition of intangible assets of $554,310 and related to the acquisition of property, plant and equipment of $8,797,575.
13 - SUPPLEMENTAL CASH FLOW DISCLOSURE (CONTINUED)

(2)     Included in the net change in non-cash trade and other payable, the net change in non-cash deferred revenue and other deferred liabilities is detailed as follow:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	$	$	$	$
Net change in non-cash deferred revenue related to the EPA Program (Note 6.1)	20,475,469	—	20,475,469	—
Net change in non-cash other deferred liabilities related to the IQ Agreement (Note 6.2)	3,896,990	—	3,896,990	—
Net change in non-cash deferred revenue and other deferred liabilities related customer down payments and other	311,038	(105,869)	391,791	6,220
Deferred revenue and other deferred liabilities	24,683,497	(105,869)	24,764,250	6,220